BUSINESS COMBINATION - Narrative (Details) - USD ($)						3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 09, 2021	Dec. 08, 2021	Nov. 28, 2021	Jun. 13, 2021	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares)	(66,915,204)		(15,554,790)			(66,915,204)	(66,915,204)	(66,647,242)	(9,392,361)
Number of shares issued (in shares)			3,250,000		3,250,000
Share price (in dollars per share)				$ 7.00	$ 10.00
Common stock, shares issued (in shares)	66,915,204		15,554,790			66,915,204	66,915,204	66,647,242	9,392,361
Forward purchase receivable	$ 58,184,000		$ 65,062,000			$ 58,184,000	$ 58,184,000	$ 60,050,189	$ 0
Reverse recapitalization, cash in trust account			77,784,265
PIPE investment		$ 120,000,000	32,500,000
Equity		32,500,000
Transaction costs		47,667,386	47,667,386
Cash proceeds received			150,116,879
Prepayment amount		65,062,000	65,062,414	$ 65,062,414				$ 65,062,414	$ 0	$ 0
Reverse recapitalization, net			85,054,465
Public and Private Warrants
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued (in shares)								1
Warrants to purchase common stock outstanding ( in shares)								18,525,000
Exercise price (in dollars per share)								$ 11.50
Public Warrants | IPO
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock outstanding ( in shares)								12,937,500
Private Warrants | Private Placement
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock outstanding ( in shares)	18,524,179					18,524,179	18,524,179	5,587,500
Exercise of warrants (in shares)						821
PIPE Convertible Notes
Subsidiary, Sale of Stock [Line Items]
PIPE investment						$ 120,000,000
Convertible Debt | PIPE Convertible Notes
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount		$ 87,500,000	$ 87,500,000					$ 1,000
Common Class A [Member] | ACM [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	734,702					233,593	734,702	501,109
Common stock, shares issued (in shares)				6,504,768
Net proceeds of common stock							$ 6,878,000
Redemption Shareholders | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares)			(18,098,335)
Remaining Shareholders | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares)			(7,776,665)
Conversion ratio			1
Sponsor Members
Subsidiary, Sale of Stock [Line Items]
Sponsor earnout shares subject to vesting under certain conditions (in shares)			1,940,625
Sponsor Members | Common Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares)			(6,468,750)
Conversion ratio			1
ACM [Member]
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share)				$ 7.00
ACM [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share)				$ 10.00
Common stock, shares issued (in shares)				6,504,768
Forward purchase receivable								$ 60,050,189
Net proceeds of common stock	$ 6,878,000			$ 65,062,414		$ 1,866,000	$ 6,878,000	$ 5,012,225